Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
October 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

SUMMIT MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

[Graphic Omitted]

As of 10/31/03

Summit Municipal Income Fund   $45,356

Lehman Brothers Municipal Bond Index   $44,583

Lipper General Municipal Debt Funds Average   $40,293

                                            Lipper General
                      Lehman Brothers       Municipal Debt     Summit Municipal
                      Muni Bond Index        Funds Average          Income Fund

10/31/93                        25000                25000                25000

10/31/94                        23910                23553                23906

10/31/95                        27459                26775                27416

10/31/96                        29024                28216                29345

10/31/97                        31489                30576                32438

10/31/98                        34014                32781                35177

10/31/99                        33411                31426                33917

10/31/00                        36255                33728                36640

10/31/01                        40063                36967                40623

10/31/02                        42414                38420                42798

10/31/03                        44583                40293                45356


Average Annual Compound Total Return

Periods Ended 10/31/03          1 Year             5 Years             10 Years

Summit Municipal Income
Fund                              5.98%               5.21%                6.14%

Lipper General Municipal
Debt Funds Average                4.62                4.22                 4.87

Lehman Brothers Municipal
Bond Index                        5.11                5.56                 5.96

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund benefited from the general decline in interest rates and produced a return of 5.98% for the 12-month period ended October 31, 2003. The fund outperformed the Lipper average of similarly managed funds and the unmanaged Lehman Brothers Municipal Bond Index during the period because of strong performance of our higher-yielding holdings with relatively low credit quality.


[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------
                              30-Year AAA       5-Year AAA       1-Year Moody's
                                  General          General           Investment
                               Obligation       Obligation         Grade 1 Note

10/31/02                          4.92                2.66                 1.65

                                  5.01                2.75                 1.35

                                  4.77                2.35                 1.25

1/31/03                           4.86                2.64                  1.1

                                  4.71                2.44                  1.1

                                  4.73                 2.5                  1.1

4/30/03                           4.61                2.44                 1.15

                                  4.34                2.08                  1.0

                                  4.45                2.17                  0.9

7/31/03                           5.07                2.77                 0.95

                                  5.02                2.69                  1.1

                                  4.73                2.15                 1.05

10/31/03                          4.82                 2.4                  1.1


As you know, the fund seeks a high level of income exempt from federal income taxes by investing at least 65% of total assets in long-term, investment-grade municipal bonds rated from AAA to BBB by at least one national rating agency or rated the equivalent by T. Rowe Price if other ratings are not available. To enhance income, we may invest up to 20% of the fund's total assets in noninvestment-grade "junk" bonds. We may buy securities of any maturity, and we expect the fund's weighted average maturity to be 15 years or longer.

Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                     10/31/02             10/31/03

Price Per Share                            $         10.74      $         10.87

30-Day Standardized
Yield to Maturity                                     4.19%                4.05%

Weighted Average
Maturity (years)                                      15.9                 16.0

Weighted Average Effective
Duration (years)                                       6.5                  6.1

Weighted Average Quality *                              A+                   A+

* Based on T. Rowe Price research.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity edged higher, from 15.9 years to 16.0 years, during our fiscal year. Its 30-day standardized yield to maturity slipped from 4.19% to 4.05%, reflecting the decline in long-term interest rates during that period. The fund's weighted average quality remained at A+. Most of our holdings were rated investment grade (BBB or higher), but 9% were rated BB or lower.

Quality Diversification

[Graphic Omitted]

AAA                                                              6.87

AA                                                              53.17

A                                                               14.95

BBB                                                             15.52

BB and Below                                                     9.49


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
November 11, 2003

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period

                    Year
                   Ended
                10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
NET ASSET
VALUE

Beginning
of period      $   10.74   $   10.69   $   10.13   $    9.88   $   10.79

Investment
activities
  Net investment
  income (loss)     0.50        0.51        0.52        0.52        0.49

  Net realized
  and unrealized
  gain (loss)       0.13        0.05        0.56        0.25       (0.86)

  Total from
  investment
  activities        0.63        0.56        1.08        0.77       (0.37)

Distributions
  Net investment
  income           (0.50)      (0.51)      (0.52)      (0.52)      (0.49)

  Net realized
  gains             --          --          --          --         (0.05)

  Total
  distributions    (0.50)      (0.51)      (0.52)      (0.52)      (0.54)

NET ASSET VALUE

End of period  $   10.87   $   10.74   $   10.69   $   10.13   $    9.88
               -----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^       5.98%       5.36%      10.87%       8.03%      (3.58)%

Ratio of
total expenses
to average net
assets              0.50%       0.50%       0.50%       0.50%       0.50%

Ratio of net
investment
income (loss)
to average
net assets          4.59%       4.77%       4.95%       5.23%       4.71%

Portfolio
turnover rate       37.0%       47.3%       53.0%       55.8%       79.7%

Net assets,
end of
period
(in thousands) $  91,534   $  90,584   $  83,054   $  69,227   $  72,558

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                         October 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                                In thousands
ALABAMA  1.9%

Alabama Public School & College Auth.
  5.50%, 9/1/29
    (MBIA Insured)                         $         1,000      $         1,054

Baldwin County Eastern Shore Hosp. Auth.
  Thomas Hosp.
    6.75%, 4/1/21                                      200                  203

Camden Ind. Dev. Board IDRB
  Weyerhaeuser
    6.125%, 12/1/24                                    300                  314

Decatur Ind. Dev. Board IDRB
  BP Plc
    VRDN (Currently 1.20%) (misc. symbol1)             200                  200

Total Alabama (Cost  $1,729)                                              1,771

ALASKA  2.5%

Alaska HFC
  Single Family Housing
    5.75%, 12/1/11 (misc. symbol1)                   1,115                1,177

Alaska Student Loan Corp.
    5.10%, 7/1/10
    (AMBAC Insured) (misc. symbol1)                  1,000                1,073

Total Alaska (Cost  $2,110)                                               2,250

ARIZONA  2.6%

Phoenix
    5.875%, 7/1/18 (Prerefunded 7/1/10!)               575                  669

Phoenix Civic Improvement Corp.
    6.25%, 7/1/17 (Prerefunded 7/1/10!)
    (FGIC Insured)                                   1,000                1,205

Tempe IDA
  Friendship Village of Tempe
    6.75%, 12/1/30                                     300                  297

Yavapai County IDA
  Yavapai Regional Medical Center
    6.00%, 8/1/33                                      200                  203

Total Arizona (Cost  $2,094)                                              2,374

CALIFORNIA  7.8%

California, GO
    5.50%, 11/1/33                         $           250      $           254

California Dept. of Water Resources
    5.50%, 5/1/14 (AMBAC Insured)                    1,000                1,115

    5.75%, 5/1/17                                      200                  218

California Infrastructure & Economic Dev. Bank
    5.00%, 7/1/33 (AMBAC Insured)                    1,000                1,005

Chula Vista
  Multi-Family Housing
    7.50%, 1/1/32 (misc. symbol1)                      460                  435

Foothill / Eastern Transportation Corridor Agency
    Zero Coupon, 1/1/26
    (Escrowed to Maturity)                             500                  155

Golden State Tobacco Securitization
    5.625%, 6/1/38                                   1,000                  974

Orange County Community Fac. Dist.
  Ladera Ranch
    5.55%, 8/15/33                                     500                  492

Pomona Unified School Dist., GO
    6.15%, 8/1/15 (MBIA Insured)                       145                  168

Poway Community Fac. Dist.
    6.75%, 8/15/15                                     425                  459

Sacramento City Fin. Auth.
  Sacramento Hotel
    6.25%, 1/1/30                                      500                  501

San Diego Unified School Dist.
    5.00%, 7/1/25 (MBIA Insured)                       500                  504

    5.25%, 7/1/24 (FSA Insured)                        500                  523

Santa Ana Housing Auth.
  Multi-Family Housing
    5.65%, 11/1/21
    (Tender 11/1/06) (misc. symbol1)                   300                  304

Total California (Cost  $7,001)                                           7,107

COLORADO  1.1%

Colorado HFA
  Adventist Health Systems
    6.625%, 11/15/26                       $           500      $           544

  Covenant Retirement Communities
    6.125%, 12/1/33                                    100                  101

E-470 Public Highway Auth.
    Zero Coupon, 8/31/26
    (Prerefunded 8/31/05!)                           2,000                  407

Total Colorado (Cost  $979)                                               1,052

CONNECTICUT  0.6%

Mashantucket Western Pequot Tribe, 144A
    5.70%, 9/1/12                                      250                  265

    5.75%, 9/1/27                                      300                  304

Total Connecticut (Cost  $537)                                              569

DELAWARE  1.9%

Delaware State Housing Auth.
  Multi-Family Mortgage
    5.40%, 7/1/24                                    1,725                1,773

Total Delaware (Cost  $1,728)                                             1,773

DISTRICT OF COLUMBIA  2.5%

District of Columbia, GO
    6.00%, 6/1/17 (MBIA Insured)                     1,100                1,293

Metropolitan Washington D.C. Airports Auth.
    5.50%, 10/1/27
    (MBIA Insured) (misc. symbol1)                   1,000               1 ,037

Total District of Columbia (Cost  $2,149)                                 2,330

FLORIDA  1.6%

Double Branch Community Dev. Dist.
    5.60%, 5/1/07                                      230                  230

Fishhawk Community Dev. District
    5.00%, 11/1/07                                     245                  244

Jacksonville
    5.25%, 10/1/20 (MBIA Insured)
    (misc. symbol1)                        $         1,000       $        1,031

Total Florida (Cost  $1,502)                                              1,505

GEORGIA  3.1%

Athens - Clarke County Residential Care Fac.
  Wesley Woods of Athens
    6.375%, 10/1/27                                    200                  173

Atlanta Airport
    5.50%, 1/1/26 (Prerefunded 1/1/10!)
    (FGIC Insured)                                     200                  230

    6.25%, 1/1/14 (FGIC Insured)
    (misc. symbol1)                                  1,000                1,111

Chatham County Hosp. Auth.
  Memorial Univ. Medical Center
    6.125%, 1/1/24                                     750                  797

Coweta County Residential Care Fac. for the Elderly
  Wesley Woods of Newnan-Peachtree City
    8.20%, 10/1/16                                     215                  225

Municipal Electric Auth. of Georgia
  5.70%, 1/1/19 (Escrowed to Maturity)
    (MBIA Insured)                                     100                  115

Rockdale County Dev. Auth.
  Pratt Industries USA
    7.50%, 1/1/26 (misc. symbol1)                      225                  225

Total Georgia (Cost  $2,743)                                              2,876

HAWAII  0.6%

Hawaii Dept. of Budget & Fin.
  Hawaii Pacific Health
    6.25%, 7/1/21                                      500                  514

Total Hawaii (Cost  $498)                                                   514

IDAHO  0.1%

Idaho Housing Agency
 Single Family Housing
    6.60%, 7/1/27 (misc. symbol1)                       47                   48

Total Idaho (Cost  $47)                                                      48

ILLINOIS  4.9%
Chicago
    6.75%, 1/1/35 (Prerefunded 7/1/10!)
    (FGIC Insured)                         $           500      $           617

Chicago O' Hare Int'l Airport
    VRDN (Currently 1.17%)

    (AMBAC Insured) (misc. symbol1)                    400                  400

    5.75%, 1/1/21 (MBIA Insured)
    (misc. symbol1)                                  1,000                1,059

Illinois HFA
  Community Hosp. of Ottawa
    6.85%, 8/15/24                                     200                  204

  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)             145                  148

  Lutheran Senior Ministries
    7.375%, 8/15/31                                    250                  252

  Riverside Health Systems
    6.00%, 11/15/32                                    500                  508

Village of Carol Stream
  Windsor Park Manor
    7.20%, 12/1/14                                     200                  206

Will County
  BP Plc
    VRDN (Currently 1.20%) (misc. symbol1)           1,100                1,100

Total Illinois (Cost  $4,324)                                             4,494

INDIANA  1.1%

Indiana Transportation Fin. Auth.
    5.375%, 12/1/25                                  1,000                1,046

Total Indiana (Cost  $958)                                                1,046

IOWA  1.0%

Iowa Fin. Auth.
  Single Family Mortgage
    5.70%, 1/1/27                                      755                  779

  Wesley Retirement Services
    6.25%, 2/1/12 (Prerefunded 8/1/05!)                160                  174

Total Iowa (Cost  $877)                                                     953

KANSAS  2.0%

City of Olathe
  Aberdeen Village
    8.00%, 5/15/30                         $           250      $           256

Johnson County Union School Dist. 233, GO
    5.50%, 9/1/16 (FGIC Insured)                     1,000                1,142

Lenexa Health Care Fac.
  Lakeview Village
    6.875%, 5/15/32                                    400                  415

Total Kansas (Cost  $1,705)                                               1,813

LOUISIANA  1.2%

Louisiana, GO
    5.375%, 6/1/19 (AMBAC Insured)                   1,000                1,076

Total Louisiana (Cost  $1,059)                                            1,076

MAINE  1.1%

Maine Housing Auth.
  Single Family Housing
    6.40%, 11/15/19 (misc. symbol1)                    930                  985

Total Maine (Cost  $930)                                                    985

MARYLAND  4.3%

Maryland Economic Dev. Corp.
  Anne Arundel County Golf Course
    8.25%, 6/1/28                                      150                  144

  Aviation Administration
    5.50%, 6/1/13 (FSA Insured)
    (misc. symbol1)                                    600                  663

  Morgan State Univ. Student Housing
    6.00%, 7/1/22                                      500                  515

  The Associated Jewish Charities
    5.50%, 7/15/09                                     445                  479

Maryland Energy Fin. Administration
  Baltimore Wastewater
    6.45%, 12/1/16 (misc. symbol1)                     500                  528

Maryland HHEFA
  Adventist Healthcare
    5.75%, 1/1/25                          $           500      $           501

  Univ. of Maryland Medical System
    6.625%, 7/1/20                                     850                  940

Northeast Maryland Waste Disposal Auth., IDRB
  Waste Management
    5.00%, 1/1/12 (misc. symbol1)                      200                  200

Total Maryland (Cost  $3,824)                                             3,970

MASSACHUSETTS  2.9%

Massachusetts, GO
    5.25%, 8/1/19 (Prerefunded 8/1/13!)              1,000                1,115

    5.25%, 10/1/22                                     250                  261

Massachusetts Water Pollution Abatement Trust
  Massachusetts Water Resources Auth.
    6.00%, 8/1/18                                    1,050                1,248

Total Massachusetts (Cost  $2,358)                                        2,624

MICHIGAN  1.1%

Michigan Strategic Fund IDRB
  Waste Management
    6.00%, 12/1/13 (misc. symbol1)                   1,000                1,021

Total Michigan (Cost  $1,021)                                             1,021

MINNESOTA  0.3%

Minneapolis-St. Paul Metropolitan
Airport Commission IDRB Northwest Airlines
    6.50%, 4/1/25 (Tender 4/1/05)
    (misc. symbol1)                                    300                  282

Total Minnesota (Cost  $300)                                                282

MISSISSIPPI  0.7%

Mississippi Business Fin., PCR
  Entergy
    5.875%, 4/1/22                                     500                  497

Warren County, PCR
  Entergy
    7.00%, 4/1/22                          $           100      $           102

Total Mississippi (Cost  $597)                                              599

MISSOURI  1.5%

Missouri Higher Ed. Loan Auth.
    5.85%, 7/15/10 (misc. symbol1)                   1,000                1,101

Sugar Creek IDRB
  LaFarge North America
    5.65%, 6/1/37 (misc. symbol1)                      250                  242

Total Missouri (Cost  $1,250)                                             1,343

NEVADA  1.3%

Clark County Airport
  Las Vegas McCarran Int'l Airport
    6.00%, 7/1/17 (MBIA Insured)
    (misc. symbol1)                                    250                  271

Clark County IDRB, PCR
  Southwest Gas
    5.45%, 3/1/38 (Tender 3/1/13)                      250                  261

    6.50%, 12/1/33 (misc. symbol1)                     200                  201

Henderson Local Improvement Dist.
  Sun City Anthem Phase II
    5.80%, 3/1/23                                      150                  145

Washoe County Water Fac.
  Sierra Pacific Power
    7.50%, 3/1/36 (misc. symbol1)                      300                  300

Total Nevada (Cost  $1,132)                                               1,178

NEW HAMPSHIRE  0.9%

New Hampshire Business Fin. Auth., PCR
  Public Service Co. of New Hampshire
    5.45%, 5/1/21 (MBIA Insured)                       750                  803

New Hampshire Housing Fin. Auth.
  Single Family Housing
    6.85%, 7/1/14 (misc. symbol1)                       40                   41

Total New Hampshire (Cost  $821)                                            844

NEW JERSEY  5.1%

New Jersey Economic Dev. Auth.
  The Evergreens
    6.00%, 10/1/17                         $           130      $           128

  Winchester Gardens at Ward Homestead
    8.625%, 11/1/25                                    210                  221

New Jersey Economic Dev. Auth. IDRB, PCR
  Continental Airlines
    6.25%, 9/15/19 (misc. symbol1)                     700                  618

New Jersey HFFA
  Irvington General Hosp.
    5.875%, 8/1/06 (Prerefunded 8/1/04!)                50                   53

  Pascack Valley Hosp. Assn.
    6.625%, 7/1/36                                     400                  400

  South Jersey Hosp.
    5.875%, 7/1/21                                     750                  772

New Jersey Housing & Mortgage Fin. Agency
  Single Family Housing
    6.35%, 10/1/27 (MBIA Insured)
    (misc. symbol1)                                     70                   72

New Jersey Sports & Exhibition Auth.
    8.00%, 1/1/25 (Prerefunded 1/1/05!)                100                  110

New Jersey Transportation Trust Fund Auth.
    6.00%, 6/15/07 (Escrowed to Maturity)            1,000                1,142

Port Auth. of New York & New Jersey
    5.875%, 9/15/15 (FGIC Insured)
    (misc. symbol1)                                  1,000                1,110

Total New Jersey (Cost  $4,454)                                           4,626

NEW MEXICO  0.9%

Farmington PCR
  Public Service Co. of New Mexico
    2.75%, 4/1/33 (Tender 4/1/04)                      500                  500

New Mexico Mortgage Fin. Auth.
  Single Family Mortgage
    6.30%, 9/1/27                                      290                  309

Total New Mexico (Cost  $790)                                               809

NEW YORK  11.0%

Dormitory Auth. of the State of New York
  Nyack Hosp.
    6.00%, 7/1/06                          $           160      $           154

  State Univ. of New York
    5.25%, 5/15/15 (AMBAC Insured)                     500                  557

Long Island Power Auth.
    5.00%, 9/1/27                                      500                  495

Madison County IDA
  Colgate Univ.
    5.00%, 7/1/33                                      360                  362

Metropolitan Transportation Auth.
    5.125%, 11/15/31                                   500                  501

Nassau County, GO
    7.00%, 3/1/13 (Prerefunded 3/1/10!)
    (FSA Insured)                                      655                  807

Nassau County IDA
    6.80%, 1/1/11 (Prerefunded 1/1/05!)                290                  315

New York City, GO
    5.00%, 8/1/06                                    1,000                1,078

    5.75%, 3/1/20                                    1,000                1,086

    6.25%, 8/1/09                                      350                  391

New York State Energy Research & Dev. Auth. IDRB
  Consolidated Edison Company of New York
    4.70%, 6/1/36 (Tender 10/1/12)
    (misc. symbol1)                                    300                  303

New York State Environmental Fac. Corp., PCR
    6.90%, 11/15/15 (Prerefunded 11/15/04!)            195                  211

    6.90%, 11/15/15                                      5                    5

New York State Mortgage Agency
  Single Family Mortgage
    5.85%, 10/1/18 (misc. symbol1)                     975                1,034

New York State Thruway Auth.
    5.00%, 4/1/19 (AMBAC Insured)                    1,405                1,466

Tobacco Settlement Fin. Corp.
    5.25%, 6/1/20 (AMBAC Insured)                      500                  529

    5.50%, 6/1/19                                      500                  527

Yonkers IDA
    6.625%, 2/1/26                                     250                  264

Total New York (Cost  $9,637)                                            10,085

NORTH CAROLINA  2.2%

North Carolina Eastern Municipal
Power Agency
    5.30%, 1/1/15                          $           500      $           518

    6.70%, 1/1/19                                      700                  762

North Carolina Medical Care Commission
  Presbyterian Homes
    6.50%, 10/1/26                                     200                  203

North Carolina Municipal Power Agency #1
  Catawba Electric
    5.50%, 1/1/13                                      500                  544

Total North Carolina (Cost  $1,926)                                       2,027

OHIO  3.6%

Akron, COP, 6.90%, 12/1/16                             300                  327

Cuyahoga County Hosp.
  Cleveland Clinic Obligation Group
    6.00%, 1/1/32                                      350                  369

Franklin County
  Ohio Presbyterian Retirement Services
    7.125%, 7/1/29                                     500                  532

Ohio Building Auth.
  Adult Correctional Fac.
    5.50%, 10/1/11                                   1,000                1,123

Ohio Water Dev. Auth.
  Fresh Water Improvement
    5.375%, 12/1/21                                    750                  800

  PCR, FirstEnergy
    8.00%, 10/1/23
    (misc. symbol1)                                    100                  105

Total Ohio (Cost  $3,054)                                                 3,256

OREGON  0.9%

Portland Sewer
    5.75%, 8/1/20 (FGIC Insured)                       750                  839

Total Oregon (Cost  $765)                                                   839

PENNSYLVANIA  5.7%

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
    9.25%, 11/15/30                        $           100      $           103

Cumberland County Municipal Auth.
  Wesley Affiliated Services
    7.125%, 1/1/25                                     400                  396

Montgomery County HHEFA
  Foulkeways at Gwynedd
    6.75%, 11/15/24                                    400                  416

Pennsylvania Turnpike Commission
    5.50%, 7/15/33 (AMBAC Insured)                   1,000                1,060

Philadelphia School Dist., GO
    5.50%, 2/1/22 (FSA Insured)                      1,000                1,070

    5.50%, 2/1/31 (FSA Insured)                      1,000                1,054

West Shore Area Auth.
  Holy Spirit Hosp.
    6.20%, 1/1/26                                      500                  511

    6.25%, 1/1/32                                      250                  255

Westmoreland County IDA
  Redstone Presbyterian Senior Care
    8.00%, 11/15/23                                    300                  323

Total Pennsylvania (Cost  $4,985)                                         5,188

PUERTO RICO  0.3%

Puerto Rico Highway & Transportation Auth.
    5.50%, 7/1/15                                      250                  277

Total Puerto Rico (Cost  $240)                                              277

SOUTH CAROLINA  1.4%

South Carolina Public Service
    5.25%, 1/1/18 (FSA Insured)                      1,000                1,075

    6.25%, 1/1/22 (AMBAC Insured)                      200                  221

Total South Carolina (Cost  $1,236)                                       1,296

TENNESSEE  0.9%

Memphis-Shelby County Airport Auth.
    6.25%, 2/15/09 (MBIA Insured)
    (misc. symbol1)                        $           290      $           334

    6.25%, 2/15/11 (MBIA Insured)
    (misc. symbol1)                                    100                  115

Sullivan County Health, Education & Housing
  Wellmont Health Systems
    6.25%, 9/1/22                                      400                  417

Total Tennessee (Cost  $806)                                                866

TEXAS  7.3%

Amarillo Health Fac. Dev. Corp.
  Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)              200                  237

Brazos River Auth., PCR
  Centerpoint Energy
    7.75%, 12/1/18                                     250                  271

  TXU Energy
    5.75%, 5/1/36 (Tender 11/1/11)
    (misc. symbol1)                                    150                  157

    7.70%, 4/1/33 (misc. symbol1)                      150                  166

Dallas Fort Worth Airport
    5.50%, 11/1/31 (FGIC Insured)
    (misc. symbol1)                                  1,000                1,030

Gulf Coast Waste Disposal Auth. IDRB
    Anheuser-Busch
    5.90%, 4/1/36 (misc. symbol1)                      500                  521

Harris County
    6.375%, 8/15/24 (Prerefunded 8/15/04!)
    (MBIA Insured)                                     250                  266

Harris County Health Fac. Dev.
  Memorial Hermann Healthcare System
    6.375%, 6/1/29                                     250                  267

  St. Luke's Episcopal Hosp.
    5.375%, 2/15/26                                  1,000                1,009

  Texas Childrens Hosp.
    5.375%, 10/1/12                                    800                  859

Houston, GO
    5.50%, 3/1/18 (FSA Insured)                        500                  547

Houston
    6.40%, 6/1/27                                      250                  274

Houston Water & Sewer System
    5.75%, 12/1/18 (AMBAC Insured)         $           485      $           548

Port Corpus Christi IDC
  Citgo Petroleum
    8.25%, 11/1/31 (misc. symbol1)                     250                  256

Sabine River Auth., PCR
  TXU Energy
    6.15%, 8/1/22                                      250                  260

Total Texas (Cost  $6,270)                                                6,668

UTAH  0.6%

Intermountain Power Agency
    5.75%, 7/1/16 (MBIA Insured)                       500                  561

Total Utah (Cost  $491)                                                     561

VIRGINIA  5.7%

Chesterfield County IDA
  Bon Secours Health System
    5.70%, 11/15/30 (Tender 11/15/03)                  350                  350

Fairfax County Water Auth.
    5.80%, 1/1/16 (Escrowed to Maturity)               845                  967

Greater Richmond Convention Center
    6.125%, 6/15/29                                  1,250                1,373

Henrico County Economic Dev. Auth.
  Bon Secours Health System
    5.60%, 11/15/30                                    400                  408

Louisa IDA
  Virginia Electric & Power
    3.40%, 3/1/31 (Tender 3/1/04)
    (misc. symbol1)                                    500                  503

Riverside Regional Jail Auth.
    5.875%, 7/1/14 (MBIA Insured)                      455                  499

    5.875%, 7/1/14 (Prerefunded 7/1/05!)
    (MBIA Insured)                                     545                  597

Virginia HDA
  Multi-Family Housing
    6.50%, 5/1/13 (misc. symbol1)                      100                  103

York County IDA
  Virginia Electric & Power
    5.50%, 7/1/09                          $           400      $           428

Total Virginia (Cost  $4,869)                                             5,228

WASHINGTON  1.3%

Chelan County Public Utility Dist. #1
  Rock Island Hydro
    Zero Coupon, 6/1/18 (MBIA Insured)                 585                  280

Tacoma Solid Waste Utility
    5.50%, 12/1/17 (AMBAC Insured)                     665                  730

    5.50%, 12/1/17 (Prerefunded 12/1/07!)
    (AMBAC Insured)                                    135                  155

Total Washington (Cost  $1,043)                                           1,165

WEST VIRGINIA  0.6%

West Virginia Building Commission
    5.375%, 7/1/21 (AMBAC Insured)                     500                  546

Total West Virginia (Cost  $523)                                            546

WISCONSIN  0.4%

Oconto Falls CDA
  Oconto Falls Tissue
    7.75%, 12/1/22 (misc. symbol1)                     200                  142

Wisconsin HEFA
  National Regency of New Berlin
    8.00%, 8/15/25                                     200                  206

Total Wisconsin (Cost  $395)                                                348

OPTIONS PURCHASED  0.0%
U.S. Treasury Notes 10 Year Futures,
Put, 11/21/03 @ $111.00*                                10                    5

Total Options Purchased (Cost  $9)                                            5

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands
Total Investments in Securities

98.5% of Net Assets (Cost  $85,766)                           $90,187

Other Assets Less Liabilities                                   1,347

NET ASSETS                                                 $   91,534
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $       26

Undistributed net realized gain (loss)                         (1,476)

Net unrealized gain (loss)                                      4,421

Paid-in-capital applicable to 8,417,489
shares of $0.0001 par value capital stock
outstanding; 4,000,000,000 shares of the
Corporation authorized                                         88,563

NET ASSETS                                                 $   91,534
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    10.87
                                                           ----------


(misc.   symbol1) Interest subject to alternative minimum tax

         *        Non-income producing

         !        Used in determining portfolio maturity

         144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $569,000 and represents 0.6% of net assets

         AMBAC    AMBAC Assurance Corp.

         CDA      Community Development Administration

         COP      Certificates of Participation

         FGIC     Financial Guaranty Insurance Company

         FSA      Financial Security Assurance Inc.

         GO       General Obligation

         HDA      Housing Development Authority

         HEFA     Health & Educational Facility Authority

         HFA      Health Facility Authority

         HFC      Housing Finance Corp.

         HFFA     Health Facility Financing Authority

         HHEFA    Health & Higher Educational Facility Authority

         IDA      Industrial Development Authority/Agency

         IDC      Industrial Development Corp.

         IDRB     Industrial Development Revenue Bond

         MBIA     MBIA Insurance Corp.

         PCR      Pollution Control Revenue

         VRDN     Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             10/31/03
Investment Income (Loss)

Interest income                                            $    4,729

Investment management and administrative expense                  464

Net investment income (loss)                                    4,265

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                      257

  Futures                                                         (22)

  Written options                                                   9

  Net realized gain (loss)                                        244

Change in net unrealized gain (loss) on securities                875

Net realized and unrealized gain (loss)                         1,119

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    5,384
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         4,265      $         4,094

  Net realized gain (loss)                             244                  535

  Change in net unrealized
  gain (loss)                                          875                 (232)

  Increase (decrease) in net assets
  from operations                                    5,384                4,397

Distributions to shareholders
  Net investment income                             (4,258)              (4,086)

Capital share transactions *
  Shares sold                                       24,054               26,940

  Distributions reinvested                           2,705                2,541

  Shares redeemed                                  (26,935)             (22,262)

  Increase (decrease) in net assets from capital
  share transactions                                  (176)               7,219

Net Assets

Increase (decrease) during period                      950                7,530

Beginning of period                                 90,584               83,054

End of period                              $        91,534      $        90,584
                                           ---------------      ---------------

*Share information
  Shares sold                                        2,215                2,534

  Distributions reinvested                             249                  239

  Shares redeemed                                   (2,484)              (2,103)

  Increase (decrease) in shares
  outstanding                                          (20)                 670

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks a high level of income exempt from federal income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the Board of Directors.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended October 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the year ended October 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                     -            $         -

Written                                                 15                9,000

Expired                                                (15)              (9,000)

Outstanding at end of period                           -            $         -
                                                -------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $32,977,000 and $34,764,000, respectively, for the year ended October 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $4,258,000 and were characterized as tax-exempt income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                $    4,701,000

Unrealized depreciation                                      (270,000)

Net unrealized appreciation (depreciation)                  4,431,000

Undistributed tax-exempt income                                 2,000

Capital loss carryforwards                                 (1,462,000)

Paid-in capital                                            88,563,000

Net assets                                             $   91,534,000
                                                       --------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $214,000 of capital loss carryforwards. As of October 31, 2003, the fund had $1,462,000 of capital loss carryforwards that expire in 2008.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $   (4,000)

Undistributed net realized gain                                 2,000

Paid-in capital                                                 2,000

At October 31, 2003, the cost of investments for federal income tax purposes was $85,756,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $43,000 was payable under the agreement.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and Shareholders of T. Rowe Price Summit Municipal Income Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Summit Municipal Income Fund (one of the portfolios comprising T. Rowe Price Summit Municipal Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $2,000 from short-term capital gains.

The fund's distributions to shareholders included $4,264,000 which qualified as exempt-interest dividends.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors


Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1993
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1993
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
1993
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors
Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1993
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

James S. Riepe
(6/25/43)
1993
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Summit Municipal Funds

M. David Testa
(4/22/44)
1997
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth (6/21/61)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)
Treasurer, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

M. Helena Condez (4/3/62)
Assistant Vice President, Summit Municipal Funds
Employee, T. Rowe Price

G. Richard Dent (11/14/60) Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Deputy General Counsel, ACA Financial Guaranty Corporation (to 2001)

Roger L. Fiery III, CPA  (2/10/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski  (1/15/66)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Charles B. Hill, CFA (9/22/61)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Summit Municipal Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

T. Dylan Jones (2/7/71)
Assistant Vice President, Summit Municipal Funds
Assistant Vice President, T. Rowe Price

Alan D. Levenson, Ph.D. (7/17/58)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Summit Municipal Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (5/26/63)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Hugh D. McGuirk, CFA (7/6/60)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (7/19/55)
President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. Murphy, CFA (4/23/67)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Portfolio Manager, Prudential Investments (to 2000)

Stephen P. Richter, CFA (10/18/69)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price; formerly Vice President, Euler ACI (to 2000)

Timothy G. Taylor (9/15/75)
Assistant Vice President, Summit Municipal Funds
Employee, T. Rowe Price

Edward A. Wiese, CFA (4/12/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003